RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT OF USE ASSETS
Balance at the beginning	$ 26,825
Amortization of rights of use assets	10,330	$ 8,860	$ 7,149
Balance at the end	$ 33,415	$ 26,825
Discount rate	8.22%
ARS
RIGHT OF USE ASSETS
Discount rate	11.25%	11.00%
USD
RIGHT OF USE ASSETS
Discount rate	6.40%
USD | Minimum
RIGHT OF USE ASSETS
Discount rate		8.22%
USD | Maximum
RIGHT OF USE ASSETS
Discount rate		6.40%
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	$ 42,624	$ 26,888
Increases	18,154	16,631
Currency translation adjustments	(793)	(189)
Decreases	(7,761)	(706)
Balance at the end	52,224	42,624	26,888
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	25,182	18,077
Increases	14,140	7,689
Currency translation adjustments	(614)	(121)
Decreases	(5,206)	(463)
Balance at the end	33,502	25,182	18,077
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	7,737	5,197
Increases	2,264	2,708
Currency translation adjustments	(82)	(29)
Decreases	(1,614)	(139)
Balance at the end	8,305	7,737	5,197
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	3,911	1,226
Increases	1,013	2,712
Currency translation adjustments	(46)	(27)
Decreases	(897)
Balance at the end	3,981	3,911	1,226
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	1,796	1,701
Increases	133	109
Currency translation adjustments	(40)	(14)
Balance at the end	1,889	1,796	1,701
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	3,998	687
Increases	604	3,413
Currency translation adjustments	(11)	2
Decreases	(44)	(104)
Balance at the end	4,547	3,998	687
Accumulated depreciation and amortization
RIGHT OF USE ASSETS
Balance at the beginning	(15,799)	(7,369)
Amortization of rights of use assets	(10,330)	(8,860)
Currency translation adjustments	379	54
Decreases	6,941	376
Balance at the end	(18,809)	(15,799)	(7,369)
Accumulated depreciation and amortization | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(9,938)	(4,486)
Amortization of rights of use assets	(6,457)	(5,695)
Currency translation adjustments	273	33
Decreases	4,573	210
Balance at the end	(11,549)	(9,938)	(4,486)
Accumulated depreciation and amortization | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(3,219)	(1,454)
Amortization of rights of use assets	(2,234)	(1,861)
Currency translation adjustments	64	8
Decreases	1,428	88
Balance at the end	(3,961)	(3,219)	(1,454)
Accumulated depreciation and amortization | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(1,792)	(780)
Amortization of rights of use assets	(1,209)	(1,016)
Currency translation adjustments	7	4
Decreases	896
Balance at the end	(2,098)	(1,792)	(780)
Accumulated depreciation and amortization | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(661)	(475)
Amortization of rights of use assets	(195)	(193)
Currency translation adjustments	27	7
Balance at the end	(829)	(661)	(475)
Accumulated depreciation and amortization | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	(189)	(174)
Amortization of rights of use assets	(235)	(95)
Currency translation adjustments	8	2
Decreases	44	78
Balance at the end	(372)	(189)	$ (174)
Net carring value
RIGHT OF USE ASSETS
Balance at the beginning	26,825
Balance at the end	33,415	26,825
Net carring value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	15,244
Balance at the end	21,953	15,244
Net carring value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	4,518
Balance at the end	4,344	4,518
Net carring value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	2,119
Balance at the end	1,883	2,119
Net carring value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	1,135
Balance at the end	1,060	1,135
Net carring value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	3,809
Balance at the end	$ 4,175	$ 3,809